Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Deferred bonus and salaries payable		$ 451,660
Research and development expenses payable	990,551	1,162,155
Professional fees payable	144,390	175,324
Cost of healthcare services payable	3,183	61,826
Insurance expenses payable		27,463
Others	10,111	15,913
Accounts payable and accrued expenses	$ 1,148,235	$ 1,894,341